Transactions with related parties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Transactions with related parties
19.	Transactions with related parties
Related parties comprise the Group’s parent companies, shareholders, key management personnel and any businesses which are controlled, directly or indirectly by the shareholders and directors over which they exercise significant management influence. Related party transactions are entered in the normal course of business at prices and terms approved by the Group’s management.

(a)	Transactions with related parties
The following transactions were carried out with related parties:

	2019	2018
Sales of services
Associates (legal and administrative services) (i)	11	159

	11	159

Purchases of goods and services
Entity controlled management personnel (ii)	(10,029)	(7,730)
Associates (transaction services) (iii)	(451)	(397)

	(10,480)	(8,127)

(i)	In 2019, related to services provided to VHSYS. In 2018, related to cost-sharing and checking account agreements with Equals S.A. incurred until the acquisition date.
(ii)	Related to consulting and management services with Genova Consultoria e Participações Ltda., and travel services provided by Zurich Consultoria e Participações Ltda.
(iii)	Related mainly to commission expenses paid to Collact due to new customer acquisition.
Services provided to related parties include legal and administrative services provided under normal trade terms and reimbursement of other expenses incurred in their respect.
The Group acquired under normal trade terms the following goods and services from entities that are controlled by members of the Group’s management personnel:

•	management and consulting services;

•	travel services; and

•	services related to card transactions.

(b)	Year-end balances
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2019	2018
Associates	—	13
Loans to key management personnel	6,084	8,082
Convertible loans	6,753	—

Receivables from related parties	12,837	8,095

As of December 31, 2019, there is no allowance for expected credit losses on related parties’ receivables. No guarantees were provided or received in relation to any accounts receivable or payable involving related parties.
The Group has outstanding loans with certain management personnel. The loans are payable in three to seven years from the date of issuance and accrue interest according to the National Consumer Price Index, the Brazilian Inter-Bank Rate or Libor plus an additional spread.

(c)	Key management personnel compensation
Management includes the legal directors of StoneCo plus key executives of the Group and compensation consists of fixed compensation, profit sharing and benefits plus any correlating social or labor charges and or provisions for such charges. Compensation expenses are recognized in profit or loss of the Group. For the year ended December 31, 2019 and 2018, compensation expense was as follows:

	2019	2018
Short-term benefits	11,902	5,330
Share-based payments (Note 25)	18,878	19,941

	30,780	25,271